Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenues	$ 78	$ 68	$ 124	$ 127	$ 225	$ 316
Costs and operating expenses:
Cost of goods sold	234	245	460	398	742	789
Research and development	2,485	2,591	5,233	4,951	10,179	8,956
Sales and marketing	361	497	719	822	1,734	1,666
General and administrative	2,068	1,587	3,889	3,691	6,826	7,264
Total costs and operating expenses	5,148	4,920	10,301	9,862	19,481	18,675
Operating loss	(5,070)	(4,852)	(10,177)	(9,735)	(19,256)	(18,359)
Other income (expense):
Change in fair value of convertible notes payable (related party)						(13,332)
Change in fair value of forward purchase agreement put option liability				103	103	(69)
Change in fair value of forward purchase agreement warrant liability	37	244	458	(18)	411	842
Change in fair value of forward purchase agreement warrant liability due to modification					(881)
Change in fair value of publicly traded warrant liability	(32)	801	162	(376)	(330)	942
Interest expense, related party	(624)	(132)	(1,119)	(168)	(816)
Other expense, net	(1)	(8)	(12)	(23)	(26)	54
Total other income (expense), net	(620)	905	(511)	(482)	(1,539)	(11,563)
Net loss	(5,690)	(3,947)	(10,688)	(10,217)	(20,795)	(29,922)
Induced conversion of Series A Preferred Stock into Class A Common Stock					(1,162)
Deemed dividend on waiver of restriction on Class A Common Stock					(495)
Cumulative preferred dividends	(1,252)	(1,365)	(2,490)	(2,730)	(5,521)	(1,349)
Net loss attributable to common stockholders, basic	(6,942)	(5,312)	(13,178)	(12,947)	(27,973)	(31,271)
Net loss attributable to common stockholders, diluted	$ (6,942)	$ (5,312)	$ (13,178)	$ (12,947)	$ (27,973)	$ (31,271)
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (0.32)	$ (0.29)	$ (0.62)	$ (0.7)	$ (1.49)	$ (2.54)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.32)	$ (0.29)	$ (0.62)	$ (0.7)	$ (1.49)	$ (2.54)
Weighted-average outstanding, basic (in Shares)	21,383,852	18,599,982	21,355,388	18,599,982	18,790,448	12,295,391
Weighted-average outstanding, diluted (in Shares)	21,383,852	18,599,982	21,355,388	18,599,982	18,790,448	12,295,391
Other comprehensive income (loss):
Foreign currency translation adjustment	$ (2)	$ (1)	$ 4	$ (2)	$ (5)	$ (3)
Other comprehensive income (loss)	(2)	(1)	4	(2)	(5)	(3)
Comprehensive loss	$ (5,692)	$ (3,948)	$ (10,684)	$ (10,219)	$ (20,800)	$ (29,925)